GUARANTOR SUBSIDIARIES - Narrative (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	4 Months Ended
	Sep. 07, 2012 Predecessor [Member]	Dec. 30, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Sep. 07, 2012 Predecessor [Member] Guarantor Subsidiaries	Dec. 30, 2011 Predecessor [Member] Guarantor Subsidiaries	Sep. 07, 2012 Predecessor [Member] Parent Company (Guarantor)	Dec. 30, 2011 Predecessor [Member] Parent Company (Guarantor)	Dec. 28, 2012 Successor [Member]	Dec. 28, 2012 Successor [Member] Guarantor Subsidiaries	Dec. 28, 2012 Successor [Member] Parent Company (Guarantor)	Dec. 28, 2012 Guarantor Subsidiaries Interline New Jersey [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary Percentage Ownership											100.00%
Dividends received from subsidiary issuer	$ 0	$ 0		$ 0	$ 0	$ 1,450	$ 26,178	$ 0	$ 0	$ 162,262
Stated interest rate (as a percent)			8.125%